Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Amount Registered | shares	7,370,275
Proposed Maximum Offering Price per Unit	35.81
Maximum Aggregate Offering Price	$ 263,929,547.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,448.67
Offering Note	Includes up to 7,370,275 common shares, $0.01 par value per share ("Common Shares"), of Tanger Inc. issuable in exchange for 2.375% Exchangeable Senior Notes due 2031 of Tanger Properties Limited Partnership, assuming a maximum exchange rate of 29.4811 Common Shares per $1,000 principal amount of notes. The Proposed Maximum Offering Price per Unit is estimated solely for the purpose of calculating the registration fee, based on the average ($35.81 per share) of the high ($36.08 per share) and low ($35.54 per share) prices of the Common Shares on the New York Stock Exchange on February 23. 2026, which date is within five business days prior to filing this Prospectus Supplement, in accordance with Rule 457(c).